Fair Value and Carrying Value of Financial Instruments and Long-Term Debt (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014	May. 31, 2013	May. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, carrying value	$ 174,711	$ 332,868	$ 343,554	$ 315,968
Marketable equity securities, carrying value	131,866	119,800
Marketable debt securities, carrying value	22,904	23,080
Long-term debt, including current portion, carrying value	1,656,075	1,351,627
Cash and cash equivalents, fair value	174,711	332,868
Marketable securities, fair value	154,770	142,880
Long-term debt, including current portion, fair value	1,783,962	1,516,062
Equity securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities, fair value	131,866	119,800
Fixed maturity
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities, fair value	$ 22,904	$ 23,080